Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012	Mar. 31, 2012	Feb. 29, 2012	Jul. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012	Jun. 01, 2012	May 31, 2012	Apr. 30, 2012	Feb. 10, 2012	Jun. 30, 2011	Dec. 31, 2009
Business, Reduction of Operations, Going Concern, Recent Financing Activities, and Basis of Preparation and Summary of Significant Accounting Policies [Abstract]
Percentage of employees on furlough											90.00%
Number of employees	10
Accumulated deficit						$ (325,688,000)		$ (320,194,000)	$ (290,770,000)
Working capital deficit						(4,200,000)
Cash						413,000	1,044,000	976,000	1,066,000						4,705	748,000
Restricted cash						692,000		1,011,000	1,017,000
Proceeds from issuance of notes payable and warrants				1,500,000		1,500,000
Number of shares issuable through warrant		3,199,848	800,001											3,690,944
Exercise price of warrants		$ 0.28	$ 0.75			$ 0.28				$ 0.28		$ 0.64	$ 0.56	$ 0.508
Class of warrant, ownership threshold						50.00%
Proceeds from sales of common shares and warrants, net			1,111,000			1,111,000	10,726,000	12,433,000	7,760,000
Common shares issued during period			1,600,002
Upfront payment for license agreement	$ 300,000	$ 1,000,000			$ 1,500,000